Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil	12 Months Ended
Dec. 31, 2024
Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil
Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil	Amounts due from financial institutions, net of provisions for expected credit losses

	12/31/2024	12/31/2023
Loans to financial institutions (a)	5,586,520	1,236,536
Interbank deposit investments	579,720	2,451,736
Interbank on-lending	33,920	31,487
Expected credit loss	(5,200)	(1,253)
Total	6,194,960	3,718,506

(a)    Refers substantially to the anticipation of receivables.